Events after the reporting period (Details) $ in Thousands, shares in Millions			1 Months Ended	6 Months Ended
	Feb. 08, 2023 USD ($)	Jan. 26, 2023 USD ($) shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Prepayments and Mining Hardware Sales [Abstract]
Cash amount of prepayments				$ 75,000
Remaining commitments				243,591	$ 346,623
Mining Hardware [Member]
Prepayments and Mining Hardware Sales [Abstract]
Cash amount of prepayments				66,672
Amount of prepayments utilized				$ 52,773
Mining Hardware [Member] | Subsequent Events [Member]
Prepayments and Mining Hardware Sales [Abstract]
Remaining mining hardware prepayments	$ 66,700
Sale of operating capacity hash rate			0.83
Cost of mining hardware sold			$ 6,205
Sales proceeds from mining hardware			$ 6,205
Mining Hardware [Member] | Subsequent Events [Member] | Third Purchase Agreement with Bitmain [Member]
Prepayments and Mining Hardware Sales [Abstract]
Total hash rate per miner purchase agreement	10
Concurrent sale of operating capacity hash rate	2.3
Hash rate purchase through prepayment utilization	6.7
Purchase of operating capacity hash rate	4.4
Remaining commitments		$ 0
Number of hash rate increased in self-mining operating capacity	5.5
Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Committed Equity Facility [Abstract]
Term of option agreement to sell ordinary shares				2 years
Ordinary Shares [Member] | Subsequent Events [Member] | B. Riley Principal Capital II, LLC [Member]
Committed Equity Facility [Abstract]
Term of option agreement to sell ordinary shares		2 years
Ordinary Shares [Member] | Maximum [Member] | Subsequent Events [Member] | B. Riley Principal Capital II, LLC [Member]
Committed Equity Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement | shares		100